As Filed with the SEC on April 5, 2022

Securities Act File No. 002-76580

Investment Company Act File No. 811-03421

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-3

REGISTRATION STATEMENT

under

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 59 ☒

and

REGISTRATION STATEMENT

under

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 61 ☒

THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-10

(Exact Name of Registrant)

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

(Name of Insurance Company)

655 Broad Street

Newark, New Jersey 07102

(973) 367-7521

(Address and telephone number of Insurance Company’s principal executive offices)

Andrew R. French

655 Broad Street

Newark, New Jersey 07102

(Name and address of agent for service)

Copy to:

Christopher E. Palmer, Esq.

Goodwin Procter LLP

1900 N Street NW

Washington, DC 20036

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)

☒ on April 7, 2022 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)

☐ on (date) pursuant to paragraph (a)

☐ 75 days after filing pursuant to paragraph (a)(2) on (date)

☐ on (date) pursuant to paragraph (a)(2) of rule 485 under the Securities Act.

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 59 (“PEA No. 59”) to the Registration Statement on Form N-3, File No. 002-76580, of The Prudential Insurance Company of America and its separate account, The Prudential Variable Contract Account-10, is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) for the sole purpose of delaying, until May 6, 2022, the effectiveness of Post-Effective Amendment No. 58, which was filed on February 7, 2022 (accession no. 0001193125-22-029371) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. We have received and are currently working to address Staff comments, and we will make a filing pursuant to Rule 485 at a future date that incorporates our responses to the comments and any required missing information or items. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 58 are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on this 5th day of April, 2022.

THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-10

* Scott E. Benjamin

VCA-10 Committee Member and Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*Ellen S. Alberding	Committee Member

*Kevin J. Bannon	Committee Member

* Scott E. Benjamin	Committee Member and Vice President

* Linda W. Bynoe	Committee Member

*Keith F. Hartstein	Committee Member

*Christian J. Kelly	Treasurer and Principal Financial and Accounting Officer

* Stuart S. Parker	President

By: /s/ Patrick McGuinness Patrick McGuinness	Attorney-in-Fact	April 5, 2022

Executed by Patrick McGuinness on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 58 to the Registration Statement on Form N-3 filed as Exhibit (n)(4) on February 7, 2022 (accession no. 0001193125-22-029371)

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, The Prudential Insurance Company of America certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on this 5th day of April, 2022.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

/s/ Douglas S. McIntosh

Vice President, Product Development,

The Prudential Insurance Company of America

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following Directors and Officers of The Prudential Insurance Company of America in the capacities and on the dates indicated.

Signature	Title	Date

*Charles F. Lowrey	President, CEO, Chairman and Director

*Thomas J. Baltimore	Director

*Gilbert F. Casellas	Director

*Robert M. Falzon	Vice Chair and Director

*Wendy E. Jones	Director

*Martina Hund-Mejean	Director

*Karl J. Krapek	Director

*Peter R. Lighte	Director

*George Paz	Director

*Sandra Pianalto	Director

*Christine A. Poon	Director

*Douglas A. Scovanner	Director

*Michael A. Todman	Director

*Robert D. Axel	Senior Vice President, Controller and Principal Accounting Officer

*Kenneth Y. Tanji	Executive Vice President and Chief Financial Officer

By: /s/ Patrick McGuinness Patrick McGuinness	Attorney-in-Fact	April 5, 2022

Executed by Patrick McGuinness on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 58 to the Registration Statement on Form N-4 filed as Exhibit (n)(3) on February 7, 2022 (accession no. 0001193125-22-029371)